Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.3%)
	Linde plc	70,401	29,130
	Air Products and Chemicals Inc.	32,100	8,685
	Freeport-McMoRan Inc.	207,178	7,732
	Ecolab Inc.	37,070	7,107
	Dow Inc.	101,456	5,250
	Newmont Corp. (XNYS)	57,349	2,305
			60,209
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	1,339,476	195,684
*	Tesla Inc.	389,124	93,421
	Home Depot Inc.	144,326	45,245
	Costco Wholesale Corp.	63,935	37,897
	Walmart Inc.	213,680	33,268
*	Netflix Inc.	63,950	30,310
	McDonald's Corp.	105,130	29,630
*	Walt Disney Co.	263,895	24,460
	NIKE Inc. Class B	176,525	19,465
	Lowe's Cos. Inc.	84,069	16,715
	Starbucks Corp.	165,522	16,436
*	Booking Holdings Inc.	5,098	15,935
*	Uber Technologies Inc.	280,456	15,812
	TJX Cos. Inc.	165,962	14,623
	Target Corp.	66,752	8,932
*	O'Reilly Automotive Inc.	8,716	8,562
*	Lululemon Athletica Inc.	16,719	7,470
	Marriott International Inc. Class A	36,613	7,422
*	Airbnb Inc. Class A	58,552	7,398
	Ross Stores Inc.	49,305	6,428
	General Motors Co.	198,777	6,281
	Ford Motor Co.	568,523	5,833
	Yum! Brands Inc.	40,536	5,089
*	Chipotle Mexican Grill Inc.	1,981	4,363
	Estee Lauder Cos. Inc. Class A	29,984	3,829
*	AutoZone Inc.	1,257	3,281
	Hilton Worldwide Holdings Inc.	18,803	3,150
	Electronic Arts Inc.	19,567	2,701
	Dollar General Corp.	15,890	2,084
	Las Vegas Sands Corp.	27,563	1,271
			672,995
Consumer Staples (5.2%)
	Procter & Gamble Co.	339,856	52,175
	PepsiCo Inc.	198,648	33,431

		Shares	Market Value ($000)
	Coca-Cola Co.	561,340	32,805
	Philip Morris International Inc.	223,753	20,890
	Mondelez International Inc. Class A	196,057	13,932
	CVS Health Corp.	185,027	12,573
	Altria Group Inc.	256,429	10,780
	Colgate-Palmolive Co.	119,315	9,398
	McKesson Corp.	19,476	9,165
	Kimberly-Clark Corp.	48,891	6,049
*	Monster Beverage Corp.	106,012	5,847
	Constellation Brands Inc. Class A	23,699	5,699
	General Mills Inc.	83,952	5,344
	Sysco Corp.	73,034	5,271
	Kenvue Inc.	249,427	5,098
	Keurig Dr Pepper Inc.	140,229	4,427
	Hershey Co.	21,643	4,067
	Kraft Heinz Co.	115,023	4,038
	Archer-Daniels-Midland Co.	38,769	2,858
			243,847
Energy (3.9%)
	Exxon Mobil Corp.	577,861	59,369
	Chevron Corp.	255,911	36,749
	ConocoPhillips	172,671	19,956
	Schlumberger NV	204,797	10,658
	EOG Resources Inc.	84,061	10,345
	Marathon Petroleum Corp.	57,704	8,609
	Phillips 66	64,379	8,298
	Pioneer Natural Resources Co.	33,649	7,794
	Valero Energy Corp.	51,039	6,398
	Occidental Petroleum Corp.	95,867	5,671
	Kinder Morgan Inc.	273,445	4,804
	Williams Cos. Inc.	86,866	3,196
			181,847
Financials (9.6%)
*	Berkshire Hathaway Inc. Class B	244,701	88,092
	JPMorgan Chase & Co.	419,093	65,412
	Bank of America Corp.	974,205	29,703
	Wells Fargo & Co.	529,040	23,590
	S&P Global Inc.	45,916	19,093
	Goldman Sachs Group Inc.	47,513	16,228
	BlackRock Inc.	19,418	14,587
	Morgan Stanley	179,085	14,209
	Marsh & McLennan Cos. Inc.	71,189	14,196
	Progressive Corp.	84,291	13,826
	Chubb Ltd.	59,297	13,605
	Charles Schwab Corp.	216,632	13,284
	Citigroup Inc.	264,355	12,187
	Blackstone Inc.	102,537	11,522
	CME Group Inc.	51,959	11,346
	Intercontinental Exchange Inc.	82,436	9,385
	Aon plc Class A (XNYS)	27,805	9,134
	US Bancorp	225,078	8,580
	Moody's Corp.	22,502	8,212
	PNC Financial Services Group Inc.	57,454	7,697
*	Berkshire Hathaway Inc. Class A	13	7,097
	Aflac Inc.	85,774	7,094
	KKR & Co. Inc.	92,892	7,045
	Truist Financial Corp.	192,106	6,174

		Shares	Market Value ($000)
	Travelers Cos. Inc.	33,055	5,970
	Bank of New York Mellon Corp.	112,563	5,439
	MetLife Inc.	81,457	5,183
	American International Group Inc.	51,461	3,387
	Prudential Financial Inc.	26,107	2,553
			453,830
Health Care (12.5%)
	UnitedHealth Group Inc.	133,573	73,862
	Eli Lilly & Co.	123,277	72,862
	Johnson & Johnson	347,183	53,695
	Merck & Co. Inc.	365,850	37,492
	AbbVie Inc.	254,453	36,232
	Thermo Fisher Scientific Inc.	55,609	27,569
	Abbott Laboratories	250,244	26,098
	Pfizer Inc.	814,494	24,818
	Danaher Corp.	95,860	21,406
	Amgen Inc.	77,138	20,799
	Elevance Health Inc.	34,010	16,307
*	Intuitive Surgical Inc.	50,692	15,757
	Medtronic plc	191,715	15,197
	Bristol-Myers Squibb Co.	301,200	14,873
	Stryker Corp.	49,301	14,609
	Gilead Sciences Inc.	179,991	13,787
*	Vertex Pharmaceuticals Inc.	37,232	13,210
*	Regeneron Pharmaceuticals Inc.	14,623	12,047
*	Boston Scientific Corp.	211,534	11,823
	Cigna Group	42,687	11,222
	Zoetis Inc.	59,862	10,576
	Becton Dickinson & Co.	41,884	9,892
	Humana Inc.	17,887	8,673
	HCA Healthcare Inc.	29,487	7,386
*	Edwards Lifesciences Corp.	87,883	5,951
	Agilent Technologies Inc.	42,375	5,415
*	Biogen Inc.	20,941	4,902
*	Moderna Inc.	46,697	3,628
*	IDEXX Laboratories Inc.	6,010	2,800
			592,888
Industrials (10.4%)
	Visa Inc. Class A	231,622	59,453
	Mastercard Inc. Class A	121,303	50,199
	Accenture plc Class A	90,986	30,311
*	Boeing Co.	87,107	20,177
	Union Pacific Corp.	87,887	19,798
	General Electric Co.	156,855	19,105
	Honeywell International Inc.	95,645	18,739
	Caterpillar Inc.	73,493	18,426
	RTX Corp.	209,687	17,085
	Lockheed Martin Corp.	36,294	16,251
	United Parcel Service Inc. Class B (XNYS)	104,450	15,836
	Deere & Co.	38,033	13,860
	Automatic Data Processing Inc.	59,498	13,680
	American Express Co.	79,569	13,588
	Eaton Corp. plc	57,482	13,088
*	Fiserv Inc.	88,001	11,494
	Illinois Tool Works Inc.	41,539	10,061
	CSX Corp.	289,852	9,362
	Northrop Grumman Corp.	19,625	9,325

		Shares	Market Value ($000)
	Sherwin-Williams Co.	33,426	9,319
*	PayPal Holdings Inc.	158,643	9,139
	General Dynamics Corp.	35,551	8,780
	FedEx Corp.	32,654	8,452
	Parker-Hannifin Corp.	18,526	8,025
	3M Co.	79,825	7,908
	Trane Technologies plc	32,980	7,434
	Emerson Electric Co.	82,509	7,335
	Norfolk Southern Corp.	32,628	7,118
	Capital One Financial Corp.	52,263	5,836
	Paychex Inc.	46,574	5,681
	L3Harris Technologies Inc.	27,354	5,219
	Johnson Controls International plc	98,291	5,190
*	Block Inc. (XNYS)	79,413	5,037
	PPG Industries Inc.	33,788	4,798
	Otis Worldwide Corp.	29,702	2,548
	Fidelity National Information Services Inc.	42,814	2,511
	DuPont de Nemours Inc.	29,766	2,129
*	Veralto Corp.	1	—
			492,297
Real Estate (1.2%)
	Prologis Inc.	133,115	15,299
	American Tower Corp.	67,307	14,052
	Equinix Inc.	13,537	11,033
	Crown Castle Inc.	62,286	7,305
	Public Storage	22,847	5,912
	Simon Property Group Inc.	22,368	2,793
			56,394
Technology (37.3%)
	Apple Inc.	2,142,462	406,961
	Microsoft Corp.	1,071,742	406,094
	NVIDIA Corp.	338,463	158,299
*	Alphabet Inc. Class A	854,271	113,217
*	Meta Platforms Inc. Class A	320,633	104,895
*	Alphabet Inc. Class C	712,835	95,463
	Broadcom Inc.	63,993	59,240
*	Adobe Inc.	65,734	40,164
*	Salesforce Inc.	133,452	33,617
*	Advanced Micro Devices Inc.	233,032	28,234
	Oracle Corp.	234,908	27,299
	Intel Corp.	603,941	26,996
	Intuit Inc.	38,394	21,941
	International Business Machines Corp.	131,341	20,825
	QUALCOMM Inc.	160,831	20,755
*	ServiceNow Inc.	29,397	20,159
	Texas Instruments Inc.	130,902	19,990
	Applied Materials Inc.	120,571	18,059
	Lam Research Corp.	19,090	13,667
	Analog Devices Inc.	71,955	13,195
*	Palo Alto Networks Inc.	44,033	12,994
	Micron Technology Inc.	158,225	12,044
*	Synopsys Inc.	21,914	11,904
*	Cadence Design Systems Inc.	39,304	10,741
	KLA Corp.	19,717	10,738
	Roper Technologies Inc.	15,384	8,280
*	Workday Inc. Class A	29,915	8,099
*	Snowflake Inc. Class A	40,038	7,514

		Shares	Market Value ($000)
*	Crowdstrike Holdings Inc. Class A	30,733	7,283
*	Autodesk Inc.	30,870	6,743
	TE Connectivity Ltd.	45,308	5,935
	Cognizant Technology Solutions Corp. Class A	72,858	5,128
	Marvell Technology Inc.	62,211	3,467
	Dell Technologies Inc. Class C	34,714	2,634
*	Fortinet Inc.	48,152	2,531
			1,765,105
Telecommunications (2.2%)
	Cisco Systems Inc.	529,172	25,601
	Comcast Corp. Class A	593,741	24,872
	Verizon Communications Inc.	545,481	20,908
	AT&T Inc.	1,030,265	17,071
	T-Mobile US Inc.	76,489	11,508
*	Charter Communications Inc. Class A	13,992	5,599
			105,559
Utilities (1.7%)
	NextEra Energy Inc.	295,674	17,300
	Southern Co.	157,688	11,193
	Duke Energy Corp.	111,413	10,281
	Waste Management Inc.	58,559	10,013
	Sempra	90,806	6,617
	American Electric Power Co. Inc.	74,524	5,928
	Exelon Corp.	142,809	5,500
	Dominion Energy Inc.	120,133	5,447
	Republic Services Inc.	29,797	4,822
	Xcel Energy Inc.	39,668	2,413
			79,514
Total Common Stocks (Cost $3,224,166)			4,704,485
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 5.438% (Cost $19,472)	194,740	19,472
Total Investments (99.9%) (Cost $3,243,638)			4,723,957
Other Assets and Liabilities—Net (0.1%)			4,241
Net Assets (100%)			4,728,198
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	104	23,799	970

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.